UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08231
                                                     ---------

                     Spirit of America Investment Fund, Inc.
         --------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              477 Jericho Turnpike
                                  P.O. Box 9006
                             Syosset, NY 11791-9006
         --------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Mr. David Lerner
                              SSH Securities, Inc.
                              477 Jericho Turnpike
                                  P.O. Box 9006
                             Syosset, NY 11791-9006
         --------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (516) 390-5555
                                                           --------------

                       Date of fiscal year end: October 31
                                               ------------

                   Date of reporting period: January 31, 2007
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


               SPIRIT OF AMERICA REAL ESTATE INCOME & GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                          JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     SHARES              MARKET VALUE
                                                                     ------              ------------
COMMON STOCKS - 97.68%

APARTMENTS (REITS) - 15.79%
Apartment Investment & Management Co., Class A                        214,200         $      13,415,346
Associated Estates Realty Corp.                                       422,500                 6,882,525
BNP Residential Properties, Inc.                                      110,900                 2,664,927
Mid-America Apartment Communities, Inc.                               198,500                11,933,820
Post Properties, Inc.                                                 127,300                 6,174,050
United Dominion Realty Trust, Inc.                                     67,000                 2,196,930
                                                                                      ------------------
                                                                                             43,267,598
                                                                                      ------------------
DIVERSIFIED (REITS) - 16.50%
Ashford Hospitality Trust, Inc.                                       229,500                 2,825,145
Colonial Properties Trust                                             203,923                10,022,815
Crescent Real Estate Equities Co.                                     457,900                 9,185,474
Equity Inns, Inc.                                                     132,000                 2,178,000
FrontLine Capital Group+*                                                 640                         -
Hospitality Properties Trust                                          191,500                 9,345,200
Lexington Realty Trust                                                464,700                 9,888,816
Liberty Property Trust                                                 14,500                   750,230
PMC Commerical Trust                                                   35,400                   531,000
Sun Communities, Inc.                                                  15,600                   493,116
                                                                                      ------------------
                                                                                             45,219,796
                                                                                      ------------------
HEALTHCARE (REITS) - 17.54%
Health Care Property Investors, Inc.                                  247,800                10,221,750
Health Care REIT, Inc.                                                226,000                10,579,060
Healthcare Realty Trust, Inc.                                         198,700                 8,420,906
National Health Investors, Inc.                                       104,200                 3,344,820
National Health Realty, Inc.                                           53,600                 1,281,040
Nationwide Health Properties, Inc.                                    382,400                12,741,568
OMEGA Healthcare Investors, Inc.                                        9,000                   163,170
Senior Housing Properties Trust                                        50,700                 1,317,186
                                                                                      ------------------
                                                                                             48,069,500
                                                                                      ------------------
INDUSTRIAL (REITS) - 4.24%
First Industrial Realty Trust, Inc.                                   245,651                11,609,466
                                                                                      ------------------

INTERNET CONTENT - 0.00%#
VelocityHSI, Inc.++*                                                    1,260                         -
                                                                                      ------------------

NET LEASE (REITS) - 6.26%
National Retail Properties, Inc.                                      429,916                10,210,505
Realty Income Corp.                                                    69,000                 1,985,820
Trustreet Properties, Inc.                                            292,800                 4,960,032
                                                                                      ------------------
                                                                                             17,156,357
                                                                                      ------------------
OFFICE SPACE (REITS) - 11.33%
Brandywine Realty Trust                                                30,000                 1,045,800
Equity Office Properties Trust                                         68,200                 3,788,510
Highwoods Properties, Inc.                                            221,500                 9,679,550
HRPT Properties Trust                                                 943,600                12,285,672
Mack-Cali Realty Corp.                                                 63,100                 3,510,884
SL Green Realty Corp.                                                   4,964                   727,623
                                                                                      ------------------
                                                                                             31,038,039
                                                                                      ------------------
REGIONAL MALLS (REITS) - 12.17%
Glimcher Realty Trust                                                 443,050                12,520,593
Macerich Co. (The)                                                     82,200                 7,852,566
Mills Corp. (The)                                                      81,700                 1,768,805
Pennsylvania Real Estate Investment Trust                             243,694                10,405,734
Simon Property Group, Inc.                                              6,000                   686,340
Taubman Centers, Inc.                                                   2,000                   116,540
                                                                                      ------------------
                                                                                             33,350,578
                                                                                      ------------------
SHOPPING CENTERS (REITS) - 12.21%
Developers Diversified Realty Corp.                                   154,104                10,343,461
Equity One, Inc.                                                      139,500                 3,869,730
Federal Realty Investment Trust                                        44,600                 4,166,532
Malan Realty Investors, Inc.                                            5,000                     3,700
New Plan Excel Realty Trust                                           261,910                 7,626,819
Ramco-Gershenson Properties Trust                                     198,800                 7,447,048
                                                                                      ------------------
                                                                                             33,457,290
                                                                                      ------------------
STORAGE (REITS) - 1.64%
Sovran Self Storage, Inc.                                              74,800                 4,488,000
                                                                                      ------------------

TOTAL INVESTMENTS - 97.68%
(Cost $155,954,794)                                                                         267,656,624
CASH AND OTHER ASSETS NET OF LIABILITIES - 2.32%                                              6,347,439
                                                                                      ------------------
NET ASSETS - 100.00%                                                                  $     274,004,063
                                                                                      ==================

REITS - Real Estate Investment Trusts
+  Company filed for Chapter 11 bankruptcy on June 12, 2002.
++ Company filed for Chapter 11 bankruptcy on August 14, 2001.
*  Non-income producing security.
#  Amount represents less than 0.01% of total net assets.

               See accompanying notes to Schedule of Investments.

                     SPIRIT OF AMERICA LARGE CAP VALUE FUND
                             SCHEDULE OF INVESTMENTS
                          JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                         SHARES                   MARKET VALUE
                                                         ------                   ------------
COMMON STOCKS - 86.80%

CONSUMER DISCRETIONARY - 2.57%
Idearc, Inc.*                                             1,600               $          51,872
Starwood Hotels & Resorts Worldwide, Inc.                 3,500                         219,030
Target Corp.                                             17,100                       1,049,256
                                                                              ------------------
                                                                                      1,320,158
                                                                              ------------------
CONSUMER STAPLES - 13.77%
Altria Group, Inc.                                       25,000                       2,184,750
Colgate-Palmolive Co.                                     7,600                         519,080
PepsiCo, Inc.                                            15,000                         978,600
Procter & Gamble Co. (The)                               23,147                       1,501,546
Walgreen Co.                                             28,500                       1,291,050
Wal-Mart Stores, Inc.                                    12,900                         615,201
                                                                              ------------------
                                                                                      7,090,227
                                                                              ------------------
ENERGY - 4.75%
ConocoPhillips                                           15,000                         996,150
Noble Corp.                                               8,000                         599,600
Schlumberger, Ltd.                                        8,100                         514,269
Spectra Energy Corp.*                                    12,900                         336,948
                                                                              ------------------
                                                                                      2,446,967
                                                                              ------------------
FINANCIALS - 17.30%
American Express Co.                                     20,000                       1,164,400
Bank of America Corp.                                    35,007                       1,840,668
Capital One Financial Corp.                              12,000                         964,800
First Industrial Realty Trust, Inc.                      10,000                         472,600
Host Hotels & Resorts, Inc.                              22,142                         586,099
JPMorgan Chase & Co.                                     37,664                       1,918,227
Lexington Realty Trust                                    9,300                         197,904
National Retail Properties, Inc.                         10,000                         237,500
Nationwide Health Properties, Inc.                       10,000                         333,200
optionsXpress Holdings, Inc.                              6,000                         142,500
Wells Fargo & Co.                                        29,200                       1,048,864
                                                                              ------------------
                                                                                      8,906,762
                                                                              ------------------
HEALTH CARE - 18.45%
Abbott Laboratories                                      20,000                       1,060,000
Amgen, Inc.*                                             10,000                         703,700
CIGNA Corp.                                               9,000                       1,191,600
Johnson & Johnson                                        15,300                       1,022,040
Medco Health Solutions, Inc.*                            21,192                       1,254,778
Pfizer, Inc.                                             17,000                         446,080
Schering-Plough Corp.                                    32,000                         800,000
UnitedHealth Group, Inc.                                 20,000                       1,045,200
Wyeth                                                    39,900                       1,971,459
                                                                              ------------------
                                                                                      9,494,857
                                                                              ------------------
INDUSTRIALS - 7.53%
Caterpillar, Inc.                                        13,000                         832,910
General Electric Co.                                     37,000                       1,333,850
3M Co.                                                   17,000                       1,263,100
Tyco International, Ltd.                                 14,000                         446,320
                                                                              ------------------
                                                                                      3,876,180
                                                                              ------------------
INFORMATION TECHNOLOGY - 14.43%
Accenture, Ltd., Class A                                 15,000                         566,250
Cisco Systems, Inc.*                                     20,000                         531,800
EMC Corp.*                                               30,000                         419,700
Hewlett-Packard Co.                                      30,000                       1,298,400
International Business Machines Corp.                     9,000                         892,350
Microsoft Corp.                                          58,000                       1,789,880
Motorola, Inc.                                           37,000                         734,450
Nokia Oyj, ADR                                           40,000                         884,000
Texas Instruments, Inc.                                  10,000                         311,900
                                                                              ------------------
                                                                                      7,428,730
                                                                              ------------------
MATERIALS - 1.33%
Newmont Mining Corp.                                     15,000                         676,500
Tronox, Inc., Class B                                       483                           6,888
                                                                              ------------------
                                                                                        683,388
                                                                              ------------------

TELECOMMUNICATION SERVICES - 3.44%
Verizon Communications, Inc.                             46,000                       1,771,920
                                                                              ------------------

UTILITIES - 3.23%
American Electric Power Co., Inc.                        11,300                         491,889
Consolidated Edison, Inc.                                13,700                         661,436
Duke Energy Corp.                                        25,800                         508,002
                                                                              ------------------
                                                                                      1,661,327
                                                                              ------------------
TOTAL INVESTMENTS - 86.80%
(Cost $35,300,517)                                                                   44,680,516
CASH AND OTHER ASSETS NET OF LIABILITIES - 13.20%                                     6,793,646
                                                                              ------------------
NET ASSETS - 100.00%                                                          $      51,474,162
                                                                              ==================

ADR - American Depository Receipt
* Non-income producing security.

               See accompanying notes to Schedule of Investments.

                     SPIRIT OF AMERICA INVESTMENT FUND, INC.
                        NOTES TO SCHEDULES OF INVESTMENTS
                          JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------


A. SECURITY VALUATION: The offering price and net asset value per share for each class of the Spirit of America Real Estate Income & Growth Fund and the Spirit of America Large Cap Value Fund are calculated as of the close of regular trading on the NYSE, currently 4:00 p.m., Eastern Time. Each Fund's securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which the Board of Directors believes represents fair value. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board of Directors. There were no securities, however, fair valued during the three-month period ending January 31, 2007.

B. TAX DISCLOSURE: No provision for Federal income taxes is required since the Funds intend to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character to tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of January 31, 2007.

The cost, unrealized appreciation and depreciation, which are book figures that approximate Federal income tax basis at January 31, 2007 for each Fund are as follows:

                                                                                                     NET
                                                              UNREALIZED        UNREALIZED        UNREALIZED
                FUND                          COST           APPRECIATION      DEPRECIATION      APPRECIATION
-------------------------------------- ------------------- ------------------ ---------------  -----------------
Real Estate Income & Growth Fund         $  155,954,794      $ 111,836,446      $ (134,616)      $ 111,701,830
Large Cap Value Fund                         35,300,517          9,894,888        (514,889)          9,379,999

For additional information regarding the accounting policies of the Spirit of America Investment Fund, Inc., refer to the most recent financial statements in the N-CSR filing at WWW.SEC.GOV.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Spirit of America Investment Fund, Inc.
             -------------------------------------------------------------------

By (Signature and Title)* /s/ David Lerner
                         -------------------------------------------------------
                          David Lerner, Principal Executive Officer
                          (principal executive officer)

Date     March 6, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ David Lerner
                         -------------------------------------------------------
                          David Lerner, Principal Executive Officer
                          (principal executive officer)

Date     March 6, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Alan P. Chodosh
                         -------------------------------------------------------
                           Alan P. Chodosh, Principal Financial Officer
                           (principal financial officer)

Date     March 6, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.